Cover	May 17, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	ZILLOW GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0001617640
Entity Incorporation, State or Country Code	WA
Entity File Number	001-36853
Entity Tax Identification Number	47-1645716
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	470-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ZG
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C Capital Stock, par value $0.0001 per share
Trading Symbol	Z
Security Exchange Name	NASDAQ